UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BANK LOANS – 1.7%
$736,000	Chesapeake Energy Corp. 8.500%, 12/2/20171, 6	$733,858
	Realogy Corp.
27,210	3.000%, 10/10/20136	25,407
1,262,000	13.500%, 10/15/20176	1,274,620
693,000	Sorenson Communications, Inc. 6.000%, 8/16/20131, 6	668,510

	TOTAL BANK LOANS (Cost $2,720,127)	2,702,395

	BONDS – 33.2%
	ASSET-BACKED SECURITIES – 7.6%
3,000,000	BlueMountain CLO Ltd. (Cayman Islands) 6.314%, 7/20/20231, 2, 3	2,473,800
2,000,000	Bridgeport CLO Ltd. (Cayman Islands) 0.000%, 7/21/20202	1,760,000
2,000,000	Cent CDO Ltd. (Cayman Islands) 0.000%, 11/18/20202, 3	2,070,000
3,000,000	Dryden XXII Senior Loan Fund (Cayman Islands) 5.655%, 1/15/20221, 2, 3	2,591,400
2,000,000	LCM LP (Cayman Islands) 4.655%, 7/14/20221, 2, 3	1,612,600
2,038,000	Navigator CDO Ltd. (Cayman Islands) 0.000%, 9/20/20202	1,273,750
		11,781,550
	CORPORATE – 25.1%
350,000	AerCap Aviation Solutions B.V. (Netherlands) 6.375%, 5/30/20172, 3	356,125
31,000	Aeropuertos Argentina 2000 S.A. (Argentina) 10.750%, 12/1/20202, 7	29,450
91,000	Air Lease Corp. 3.875%, 12/1/20183, 4, 7	92,024
500,000	Aircastle Ltd. (Bermuda) 6.750%, 4/15/20172	527,500
45,000	Alere, Inc. 3.000%, 5/15/20164	41,063
250,000	Alliant Techsystems, Inc. 6.750%, 4/1/20162	257,500
176,000	AMC Entertainment, Inc. 9.750%, 12/1/20202	191,840
293,000	American Airlines, Inc. 10.500%, 10/15/20122, 5, 6, 7	322,300
300,000	American Petroleum Tankers Parent LLC / AP Tankers Co. 10.250%, 5/1/20152	315,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$400,000	Amsted Industries, Inc. 8.125%, 3/15/20182, 3	$426,000
269,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20213, 4	316,075
181,000	Annaly Capital Management, Inc. 4.000%, 2/15/20152, 4, 7	230,549
500,000	Antero Resources Finance Corp. 9.375%, 12/1/20172	555,000
250,000	ARAMARK Corp. 3.945%, 2/1/20151, 2	250,312
150,000	Asbury Automotive Group, Inc. 7.625%, 3/15/20172	155,250
500,000	Ashtead Capital, Inc. 9.000%, 8/15/20162, 3	516,875
350,000	Avaya, Inc. 7.000%, 4/1/20192, 3	317,187
350,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 1/15/20192	377,562
400,000	Berry Plastics Corp. 5.205%, 2/15/20151, 2	402,500
113,000	Brookdale Senior Living, Inc. 2.750%, 6/15/20184, 7	107,633
	BTA Bank JSC
370,407	10.750%, 7/1/20185, 6	66,673
196,443	0.000%, 6/30/20205, 6	16,698
324,000	Burlington Coat Factory Warehouse Corp. 10.000%, 2/15/20192, 7	345,465
51,000	Cadence Design Systems, Inc. 2.625%, 6/1/20154	86,828
300,000	Calpine Corp. 7.250%, 10/15/20172, 3	326,250
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	211,500
250,000	Carriage Services, Inc. 7.875%, 1/15/20152	253,750
400,000	Carrizo Oil & Gas, Inc. 8.625%, 10/15/20182	435,000
103,000	Cemex S.A.B. de C.V. (Mexico) 4.875%, 3/15/20154	92,700
250,000	Centene Corp. 5.750%, 6/1/20172	263,437
4,464	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 4, 7	166,005

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$18,000	Cenveo Corp. 7.000%, 5/15/20173, 4, 7	$14,198
37,000	Chart Industries, Inc. 2.000%, 8/1/20184, 7	44,724
250,000	Chesapeake Energy Corp. 9.500%, 2/15/20152	270,000
64,000	Ciena Corp. 3.750%, 10/15/20183, 4, 7	72,080
260,000	Cincinnati Bell, Inc. 8.250%, 10/15/20172, 7	276,250
412,000	Claire's Stores, Inc. 9.000%, 3/15/20192, 3	429,510
400,000	CNH Capital LLC 6.250%, 11/1/20162, 3	433,000
	CNO Financial Group, Inc.
15,000	7.000%, 12/30/20164, 7	24,319
33,000	7.000%, 12/30/20164, 7	53,501
300,000	CommScope, Inc. 8.250%, 1/15/20192, 3	315,375
350,000	Copano Energy LLC / Copano Energy Finance Corp. 7.750%, 6/1/20182	368,375
53,000	Corsicanto Ltd. (Ireland) 3.500%, 1/15/20322, 3, 4, 7	84,005
185,000	Covanta Holding Corp. 3.250%, 6/1/20144, 7	218,763
400,000	Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/20182	424,750
85,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20174	136,956
49,000	DFC Global Corp. 3.250%, 4/15/20173, 4, 7	54,513
500,000	DPL, Inc. 6.500%, 10/15/20162, 3, 7	555,000
	DR Horton, Inc.
301,000	6.875%, 5/1/20137	313,792
71,000	2.000%, 5/15/20144	102,861
353,000	DryShips, Inc. (Marshall Islands) 5.000%, 12/1/20144, 7	275,781
150,000	DuPont Fabros Technology LP 8.500%, 12/15/20172	166,125
	Eksportfinans ASA
55,000	2.000%, 9/15/20157	49,399
82,000	2.375%, 5/25/20167	73,266
CHF 145,000	2.250%, 2/11/2021	118,445

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$227,000	Electronic Arts, Inc. 0.750%, 7/15/20164	$202,314
400,000	EV Energy Partners LP / EV Energy Finance Corp. 8.000%, 4/15/20192	406,000
250,000	Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/20192, 3	267,187
500,000	FMG Resources August 2006 Pty Ltd. (Australia) 6.375%, 2/1/20162, 3	505,000
300,000	Frontier Communications Corp. 7.125%, 3/15/20192	311,250
	General Cable Corp.
250,000	2.836%, 4/1/20151, 2	235,000
344,000	4.500%, 11/15/20291, 4, 7	347,010
49,000	Greenbrier Cos., Inc. 3.500%, 4/1/20184, 7	43,916
138,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20164, 7	150,765
500,000	Health Management Associates, Inc. 6.125%, 4/15/20162	539,375
400,000	Hertz Corp. 7.500%, 10/15/20182	433,500
350,000	Holly Energy Partners LP / Holly Energy Finance Corp. 8.250%, 3/15/20182	374,500
56,000	Horsehead Holding Corp. 3.800%, 7/1/20173, 4, 7	52,570
500,000	Huntsman International LLC 5.500%, 6/30/20162	502,500
400,000	iGATE Corp. 9.000%, 5/1/20162	426,000
53,000	Illumina, Inc. 0.250%, 3/15/20163, 4, 7	48,429
300,000	Ineos Finance PLC (United Kingdom) 9.000%, 5/15/20152, 3	318,000
	Intelsat Jackson Holdings S.A.
36,183	11.250%, 6/15/20162, 7	38,218
215,000	7.250%, 10/15/20202, 3, 7	229,512
400,000	International Lease Finance Corp. 5.750%, 5/15/2016	418,680
140,000	ITC Deltacom, Inc. 10.500%, 4/1/20162	151,550
500,000	Jarden Corp. 7.500%, 5/1/20172	567,500
103,000	Jefferies Group, Inc. 3.875%, 11/1/20292, 4	95,146

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$35,000	JetBlue Airways Corp. 6.750%, 10/15/20392, 4, 7	$46,769
350,000	JMC Steel Group 8.250%, 3/15/20182, 3	352,625
86,000	Kaiser Aluminum Corp. 4.500%, 4/1/20154, 7	110,828
150,000	Kemet Corp. 10.500%, 5/1/20182, 3	150,750
400,000	Kinder Morgan Kansas, Inc. 6.500%, 9/1/20122, 7	401,311
85,000	KKR Financial Holdings LLC 7.500%, 1/15/20174, 7	120,806
394,000	Knight Capital Group, Inc. 3.500%, 3/15/20154, 7	365,435
400,000	Lamar Media Corp. 7.875%, 4/15/20182	446,000
225,000	Lennar Corp. 2.750%, 12/15/20202, 3, 4, 7	335,250
7,000	Level 3 Communications, Inc. 7.000%, 3/15/20154, 7	7,919
	Level 3 Financing, Inc.
721,000	8.750%, 2/15/20172, 7	756,149
203,000	8.625%, 7/15/20202, 7	218,479
355,000	Liberty Interactive LLC 3.250%, 3/15/20312, 4, 7	313,731
218,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20144, 7	230,535
250,000	Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/1/20192, 3	247,812
39,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20272, 4, 7	37,781
350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20182	359,625
35,000	Maxcom Telecomunicaciones S.A.B. de C.V. (Mexico) 11.000%, 12/15/20142, 7	21,175
54,000	Medicines Co. 1.375%, 6/1/20173, 4, 7	60,075
186,000	MGM Resorts International 4.250%, 4/15/20154	184,605
344,000	Microchip Technology, Inc. 2.125%, 12/15/20374, 7	434,300
375,000	Micron Technology, Inc. 1.500%, 8/1/20312, 3, 4	340,781

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$63,000	National Financial Partners Corp. 4.000%, 6/15/20174, 7	$84,184
142,000	Navistar International Corp. 3.000%, 10/15/20144, 7	126,203
573,114	Neenah Paper, Inc. 7.375%, 11/15/20142	580,278
46,000	Newpark Resources, Inc. 4.000%, 10/1/20174, 7	46,460
917,000	Newport Television LLC / NTV Finance Corp. 13.000%, 3/15/20172, 3	988,067
400,000	Novelis, Inc. (Canada) 8.375%, 12/15/20172	440,000
187,000	Novellus Systems, Inc. 2.625%, 5/15/20414, 7	218,323
250,000	NRG Energy, Inc. 7.375%, 1/15/20172	260,000
400,000	Offshore Group Investments Ltd. (Cayman Islands) 11.500%, 8/1/20152, 3	442,000
500,000	PAETEC Holding Corp. 8.875%, 6/30/20172	543,750
137,000	Peabody Energy Corp. 4.750%, 12/15/20412, 4	108,059
400,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/20182	408,000
	PHH Corp.
264,000	4.000%, 9/1/20144, 7	260,370
70,000	6.000%, 6/15/20174, 7	106,925
250,000	Plains Exploration & Production Co. 6.125%, 6/15/20192	260,000
151,000	PNM Resources, Inc. 9.250%, 5/15/2015	173,273
250,000	Polymer Group, Inc. 7.750%, 2/1/20192	270,000
250,000	Quicksilver Resources, Inc. 8.250%, 8/1/20152	238,750
157,000	Regis Corp. 5.000%, 7/15/20144, 7	198,409
122,000	Renaissance Capital LLC Via Renaissance Consumer Funding Ltd. (Ireland) 13.000%, 4/1/2013	122,001
500,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.500%, 5/15/20182	506,250
	Rite Aid Corp.
105,000	6.875%, 8/15/20137	107,888
402,636	9.500%, 6/15/20172	414,212

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$250,000	Rockies Express Pipeline LLC 3.900%, 4/15/20152, 3	$245,000
12,000	Royal Gold, Inc. 2.875%, 6/15/20194, 7	12,465
28,000	Ryland Group, Inc. 1.625%, 5/15/20184	30,170
202,000	SBA Communications Corp. 4.000%, 10/1/20144, 7	404,505
250,000	Seagate HDD Cayman (Cayman Islands) 7.750%, 12/15/20182	278,125
150,000	Sealed Air Corp. 8.125%, 9/15/20192, 3	169,125
196,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20144, 7	183,260
350,000	SunGard Data Systems, Inc. 7.375%, 11/15/20182	373,625
68,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20414, 7	55,250
76,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20163, 4	67,830
90,000	Tops Holding Corp. / Tops Markets LLC 10.125%, 10/15/20152, 7	95,850
500,000	Triumph Group, Inc. 8.000%, 11/15/20172, 7	548,750
400,000	Universal Hospital Services, Inc. 4.111%, 6/1/20151, 2	391,500
300,000	Univision Communications, Inc. 6.875%, 5/15/20192, 3	313,500
400,000	UR Financing Escrow Corp. 5.750%, 7/15/20182, 3	419,000
250,000	VeriSign, Inc. 3.250%, 8/15/20374, 7	359,062
231,000	Virgin Media, Inc. 6.500%, 11/15/20164, 7	377,396
323,000	Visant Corp. 10.000%, 10/1/20172	327,037
27,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20423, 4, 7	26,325
350,000	Viskase Cos., Inc. 9.875%, 1/15/20182, 3	371,000
43,000	Volcano Corp. 2.875%, 9/1/20154, 7	50,095
140,000	WebMD Health Corp. 2.500%, 1/31/20184, 7	114,275

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	BONDS (CONTINUED)
	CORPORATE (CONTINUED)
$191,000	WESCO International, Inc. 6.000%, 9/15/20292, 4	$401,339
158,000	Western Refining, Inc. 5.750%, 6/15/20144, 7	360,042
400,000	WPX Energy, Inc. 5.250%, 1/15/20172	412,000
174,000	XM Satellite Radio, Inc. 7.000%, 12/1/20143, 4, 7	246,427
		38,670,057
	GOVERNMENT – 0.5%
139,644	Argentina Boden Bonds (Argentina) 7.000%, 10/3/2015	119,745
ARS 440,699	Argentina Bogar Bonds (Argentina) 3.684%, 2/4/20181	95,129
$4,014,967	Argentine Republic Government International Bond (Argentina) 0.000%, 12/15/20351, 7	411,534
	Venezuela Government International Bond
60,000	9.250%, 5/7/2028	47,250
125,000	9.375%, 1/13/20347	99,437
		773,095
	TOTAL BONDS (Cost $50,095,009)	51,224,702

Number of Shares		Value

	COMMON STOCKS – 17.5%
	CONSUMER DISCRETIONARY – 2.3%
6,530	Aeropostale, Inc.*	128,772
5,891	AFC Enterprises, Inc.*	130,132
390	AutoZone, Inc.*	146,340
10,621	Bob Evans Farms, Inc.	409,121
5,160	CBS Corp. - Class B	172,654
1,330	Coach, Inc.	65,609
3,800	Comcast Corp.7	121,334
24,688	Crocs, Inc.*	378,961
6,236	Delphi Automotive PLC (United Kingdom)	177,040
4,820	GNC Holdings, Inc. - Class A	185,715
1,650	Honda Motor Co., Ltd. - ADR (Japan)	51,975
3,960	Imax Corp. (Canada)*	87,754
3,461	K12, Inc.*	62,575
3,450	Las Vegas Sands Corp.	125,649
1,756	Polaris Industries, Inc.	131,981
130	priceline.com, Inc.*	86,026

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	CONSUMER DISCRETIONARY (CONTINUED)
520	Ralph Lauren Corp.	$75,057
3,190	Select Comfort Corp.*	82,972
2,839	Sonic Automotive, Inc. - Class A	48,611
28,394	Sonic Corp.*	281,100
14,159	Stage Stores, Inc.	268,171
2,150	Starbucks Corp.	97,352
3,550	Starwood Hotels & Resorts Worldwide, Inc.	192,232
930	Under Armour, Inc. - Class A*	50,629
		3,557,762
	CONSUMER STAPLES – 0.3%
2,040	Anheuser-Busch InBev N.V. - ADR (Belgium)	161,609
3,760	Diageo PLC (United Kingdom)	100,629
1,780	Hershey Co.	127,697
39,600	Rite Aid Corp.*, 7	45,936
		435,871
	ENERGY – 2.1%
1,900	Anadarko Petroleum Corp.	131,936
2,580	Cabot Oil & Gas Corp.	108,850
3,050	Chesapeake Energy Corp.	57,401
27,200	Golar LNG Ltd. (Bermuda)	1,051,552
39,600	Golar LNG Partners LP (Bermuda)7	1,273,932
20,000	Green Plains Renewable Energy, Inc.*	88,800
4,170	Schlumberger Ltd.	297,155
3,700	Transocean Ltd. (Switzerland)	173,271
		3,182,897
	FINANCIALS – 1.6%
1,190	Affiliated Managers Group, Inc.*	132,792
2,430	American Express Co.	140,235
3,784	Annaly Capital Management, Inc. - REIT7	65,955
1,329	Apollo Commercial Real Estate Finance, Inc. - REIT	22,194
51,500	Ares Capital Corp.7	856,445
17,875	Bank of America Corp.	131,203
649	Colony Financial, Inc. - REIT	11,909
600	Compass Diversified Holdings	8,292
4,662	CYS Investments, Inc. - REIT7	67,413
15,894	Fifth Street Finance Corp.7	160,688
4,680	First Republic Bank	152,240
1,512	Hatteras Financial Corp. - REIT7	44,226
910	IntercontinentalExchange, Inc.*	119,410
2,155	Invesco Mortgage Capital, Inc. - REIT	42,647

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	FINANCIALS (CONTINUED)
5,093	MFA Financial, Inc. - REIT	$41,151
16,900	Newcastle Investment Corp. - REIT7	125,905
4,022	PennantPark Investment Corp.	41,990
1,550	Signature Bank*	99,975
3,152	Starwood Property Trust, Inc. - REIT	70,164
1,500	THL Credit, Inc.7	20,700
4,197	Two Harbors Investment Corp. - REIT	48,140
3,050	Wells Fargo & Co.	103,121
		2,506,795
	HEALTH CARE – 1.0%
1,560	Abbott Laboratories	103,444
3,430	Agilent Technologies, Inc.	131,335
1,030	Alexion Pharmaceuticals, Inc.*	107,995
8,651	Analogic Corp.	553,837
860	Biogen Idec, Inc.*	125,414
1,020	Cerner Corp.*	75,398
3,060	Covidien PLC (Ireland)	170,993
3,920	Express Scripts Holding Co.*	227,125
255	Intuitive Surgical, Inc.*	122,782
		1,618,323
	INDUSTRIALS – 5.0%
31,000	Acacia Research Corp.*	877,610
4,920	AMETEK, Inc.	152,520
1,860	BE Aerospace, Inc.*	72,968
2,020	Boeing Co.	149,298
1,700	C.H. Robinson Worldwide, Inc.	89,845
1,480	Caterpillar, Inc.	124,631
830	Cummins, Inc.	79,597
2,765	EnerSys*	94,425
3,280	Equifax, Inc.	153,635
7,169	ESCO Technologies, Inc.	258,156
2,170	Honeywell International, Inc.	125,968
14,164	Lennox International, Inc.	618,542
8,100	Macquarie Infrastructure Co. LLC7	287,874
19,596	MasTec, Inc.*	312,752
36,791	Quanta Services, Inc.*	845,825
11,266	Regal-Beloit Corp.	725,192
28,206	Spirit Aerosystems Holdings, Inc. - Class A*	662,841
790	SPX Corp.	47,969
26,507	Steelcase, Inc. - Class A	227,165
26,967	Tetra Tech, Inc.*	693,322

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INDUSTRIALS (CONTINUED)
171	Trex Co., Inc.*	$4,357
18,533	United Rentals, Inc.*	535,789
76,115	Wabash National Corp.*	516,060
		7,656,341
	INFORMATION TECHNOLOGY – 4.8%
300	Apple, Inc.*	183,228
2,180	ASML Holding N.V. (Netherlands)	125,350
870	Baidu, Inc. - ADR (China)*	104,852
18,066	Benchmark Electronics, Inc.*	284,720
4,570	Broadcom Corp. - Class A	154,832
13,831	Cadence Design Systems, Inc.*	169,015
1,720	Citrix Systems, Inc.*	125,010
13,580	eBay, Inc.*, 7	601,594
9,560	EMC Corp.*	250,568
1,080	F5 Networks, Inc.*	100,850
7,150	Fortinet, Inc.*	171,672
360	Google, Inc. - Class A*	227,869
2,400	IAC/InterActiveCorp7	126,264
29,317	Jabil Circuit, Inc.	636,179
13,397	Liquidity Services, Inc.*	612,511
9,360	LSI Corp.*	64,584
10,597	Mentor Graphics Corp.*	161,922
7,836	Microsemi Corp.*	151,705
8,426	Monolithic Power Systems, Inc.*	163,296
3,270	NXP Semiconductor N.V. (Netherlands)*	73,869
10,397	OSI Systems, Inc.*	671,022
120,230	RF Micro Devices, Inc.*	466,492
28,686	Silicon Motion Technology Corp. - ADR (Taiwan)*	442,625
5,855	Skyworks Solutions, Inc.*	169,385
6,160	TIBCO Software, Inc.*	173,034
21,586	Ultratech, Inc.*	686,651
39,800	Unwired Planet, Inc.*, 7	78,008
1,350	Visa, Inc. - Class A	174,244
1,360	VMware, Inc. - Class A*	123,434
		7,474,785
	MATERIALS – 0.2%
880	CF Industries Holdings, Inc.	172,269
1,160	Monsanto Co.	99,319
		271,588

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	TELECOMMUNICATION SERVICES – 0.2%
1,198	AT&T, Inc.7	$45,428
714	Cellcom Israel Ltd. (Israel)7	4,148
511	Chunghwa Telecom Co., Ltd. - ADR (Taiwan)7	15,161
949	Deutsche Telekom A.G. (Germany)7	10,716
1,633	Deutsche Telekom A.G. - ADR (Germany)7	18,371
3,155	France Telecom S.A. - ADR (France)7	42,435
794	KT Corp. - ADR (South Korea)7	11,315
2,798	Mobile Telesystems OJSC - ADR (Russia)7	53,022
244	Philippine Long Distance Telephone Co. - ADR (Philippines)7	15,933
803	SK Telecom Co., Ltd. - ADR (South Korea)7	11,138
7,641	StarHub Ltd. (Singapore)	23,579
922	Telefonica Czech Republic A.S. (Czech Republic)	17,428
3,300	Telekomunikacja Polska S.A. - GDR (Poland)7	15,595
1,430	Verizon Communications, Inc.7	64,550
		348,819
	TOTAL COMMON STOCKS (Cost $26,282,687)	27,053,181

	PREFERRED STOCKS – 4.3%
	CONSUMER DISCRETIONARY – 0.4%
2,732	Beazer Homes USA, Inc. 7.500%, 7/15/20154	59,913
2,611	Callaway Golf Co. 7.500%, 12/31/20492, 4, 7	243,802
293	Interpublic Group of Cos., Inc. 5.250%, 12/31/20492, 4, 7	289,411
		593,126
	CONSUMER STAPLES – 0.2%
3,303	Bunge Ltd. (Bermuda) 4.875%, 12/31/20494, 7	319,978

	ENERGY – 0.7%
255	Chesapeake Energy Corp. 5.750%, 12/31/20493, 4, 7	224,400
603	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20494, 7	205,020
5,324	Goodrich Petroleum Corp. 5.375%, 12/31/20494, 7	186,007
741	Petroquest Energy, Inc. 6.875%, 12/31/20494, 7	25,148

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (CONTINUED)
	ENERGY (CONTINUED)
3,643	SandRidge Energy, Inc. 7.000%, 12/31/20494, 7	$386,613
		1,027,188
	FINANCIALS – 2.1%
19,186	2009 Dole Food Automatic Common Exchange Security Trust 7.000%, 11/1/20123, 4, 7	213,744
13,483	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20494, 7	360,670
5,832	AMG Capital Trust II 5.150%, 10/15/20374, 7	260,253
2,906	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 8/9/20134	119,117
3,469	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 12/31/20494, 7	192,096
111	Bank of America Corp. 7.250%, 12/31/20494	112,554
3,446	Citigroup, Inc. 7.500%, 12/15/20124, 7	296,011
3,393	Forest City Enterprises, Inc. 7.000%, 12/31/20492, 4, 7	178,981
6,329	Health Care REIT, Inc. 6.500%, 12/31/20494, 7	360,357
2,096	KeyCorp 7.750%, 12/31/20494, 7	242,874
5,850	MetLife, Inc. 5.000%, 9/4/20134, 7	366,736
92	Oriental Financial Group, Inc. (Puerto Rico) 8.750%, 12/31/20493, 4	97,520
9,176	Synovus Financial Corp. 8.250%, 5/15/20134, 7	165,260
	Wintrust Financial Corp.
2,052	9.000%, 9/30/20284, 7	112,860
109	5.000%, 12/31/20494, 7	111,889
		3,190,922
	HEALTH CARE – 0.4%
519	Alere, Inc. 3.000%, 12/31/20494, 7	105,746
288	HealthSouth Corp. 6.500%, 12/31/20494, 7	304,992

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (CONTINUED)
	HEALTH CARE (CONTINUED)
5,974	Omnicare Capital Trust II 4.000%, 9/7/20122, 4, 7	$267,710
		678,448
	INDUSTRIALS – 0.3%
7,667	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20133, 4, 7	67,489
7,429	Continental Airlines Finance Trust II 6.000%, 8/28/20122, 4, 7	247,943
3,903	United Technologies Corp. 7.500%, 8/1/20154, 7	205,883
		521,315
	INFORMATION TECHNOLOGY – 0.1%
2,564	Unisys Corp. 6.250%, 3/1/20144	152,237

	MATERIALS – 0.1%
4,741	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 5/12/20154, 7	80,550

	TOTAL PREFERRED STOCKS (Cost $6,553,239)	6,563,764

	EXCHANGE-TRADED FUNDS – 8.2%
12,000	iShares Russell 2000 Index Fund - ETF	940,200
85,000	SPDR S&P 500 ETF Trust - ETF	11,705,350

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,123,222)	12,645,550

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS – 0.2%
	CALL OPTIONS – 0.1%
	EQUITY – 0.1%
	Cadence Design Systems, Inc.
62	Exercise Price: $12.00, Expiration Date: August 18, 2012	2,790
15	Exercise Price: $11.00, Expiration Date: August 18, 2012	1,987
	Crocs, Inc.
152	Exercise Price: $15.00, Expiration Date: August 18, 2012	13,984
30	Exercise Price: $14.00, Expiration Date: August 18, 2012	4,650
41	E-mini S&P 500 Futures Exercise Price: $1,400.00, Expiration Date: September 22, 2012	44,075
30	Mobile Mini, Inc. Exercise Price: $15.00, Expiration Date: August 18, 2012	900

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (CONTINUED)
	CALL OPTIONS (CONTINUED)
	EQUITY (CONTINUED)
20	Polaris Industries, Inc. Exercise Price: $75.00, Expiration Date: August 18, 2012	$4,500
	Quanta Services, Inc.
15	Exercise Price: $24.00, Expiration Date: September 22, 2012	975
30	Exercise Price: $24.00, Expiration Date: August 18, 2012	1,350
52	Exercise Price: $23.00, Expiration Date: August 18, 2012	4,004
20	Exercise Price: $22.00, Expiration Date: August 18, 2012	3,300
	RF Micro Devices, Inc.
101	Exercise Price: $4.00, Expiration Date: August 18, 2012	1,263
51	Exercise Price: $5.00, Expiration Date: January 19, 2013	1,020
25	Silicon Motion Technology Corp. Exercise Price: $12.50, Expiration Date: August 18, 2012	7,500
10	Tempur-Pedic International, Inc. Exercise Price: $23.00, Expiration Date: December 22, 2012	7,600
	United Rentals, Inc.
10	Exercise Price: $32.00, Expiration Date: September 22, 2012	1,350
30	Exercise Price: $30.00, Expiration Date: August 18, 2012	3,150
51	Wabash National Corp. Exercise Price: $7.50, Expiration Date: October 20, 2012	2,550
		106,948
	TOTAL CALL OPTIONS (Cost $101,046)	106,948

	PUT OPTIONS – 0.1%
	EQUITY – 0.1%
200	CurrencyShares Japanese Yen Trust - ETF Exercise Price: $110.00, Expiration Date: January 19, 2013	3,500
51	Huntsman Corp. Exercise Price: $12.00, Expiration Date: August 18, 2012	2,295
51	Integrated Device Technology, Inc. Exercise Price: $5.00, Expiration Date: August 18, 2012	765
13	iShares Dow Jones US Real Estate Index Fund - ETF Exercise Price: $64.00, Expiration Date: August 18, 2012	637
9	Market Vectors Retail ETF - ETF Exercise Price: $41.67, Expiration Date: September 22, 2012	518
86	Monolithic Power Systems, Inc. Exercise Price: $17.50, Expiration Date: August 18, 2012	2,580
26	Regal Entertainment Group - Class A Exercise Price: $12.50, Expiration Date: August 18, 2012	130
	SPDR S&P 500 ETF Trust - ETF
200	Exercise Price: $128.00, Expiration Date: September 22, 2012	24,000
300	Exercise Price: $125.00, Expiration Date: September 22, 2012	25,800

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (CONTINUED)
	PUT OPTIONS (CONTINUED)
	EQUITY (CONTINUED)
200	Exercise Price: $105.00, Expiration Date: September 22, 2012	$2,000
300	Exercise Price: $135.00, Expiration Date: August 18, 2012	33,000
300	Exercise Price: $133.00, Expiration Date: August 18, 2012	20,400
300	Exercise Price: $132.00, Expiration Date: August 18, 2012	15,900
	SPDR S&P Retail ETF - ETF
20	Exercise Price: $59.00, Expiration Date: August 18, 2012	2,200
30	Exercise Price: $58.00, Expiration Date: August 18, 2012	2,250
		135,975
	TOTAL PUT OPTIONS (Cost $290,597)	135,975

	TOTAL PURCHASED OPTION CONTRACTS (Cost $391,643)	242,923

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
	Agreement with J.P. Morgan
€449,644	(0.500)%, 8/2/2012 Collateral for Belgium Government Bond 4.250%, 9/28/2021. Sell/Buy Back Transaction. Repurchase proceeds are €449,556.7	553,244
1,564,494	(0.250)%, 8/2/2012 Collateral for France Government Bond OAT 4.250%, 10/25/2023. Sell/Buy Back Transaction. Repurchase proceeds are €1,564,342.7	1,924,962
		2,478,206
	SHORT-TERM INVESTMENTS (Cost $2,473,975)	2,478,206

	TOTAL INVESTMENTS – 66.7% (Cost $100,639,902)	102,910,721
	Other Assets in Excess of Liabilities – 33.3%	51,424,586

	TOTAL NET ASSETS – 100.0%	$154,335,307

	SECURITIES SOLD SHORT – (28.0)%
	BONDS – (11.1)%
	CORPORATE – (0.3)%
$(429,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.875%, 8/15/20192	(456,885)

	GOVERNMENT – (1.1)%
€(1,200,000)	France Government Bond OAT (France) 4.250%, 10/25/2023	(1,767,495)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (CONTINUED)
	BONDS (CONTINUED)
	U.S. TREASURY SECURITIES – (9.7)%
	United States Treasury Note/Bond
$(10,000,000)	0.875%, 2/28/2017	$(10,160,160)
(4,000,000)	2.000%, 2/15/2022	(4,202,812)
(500,000)	3.000%, 5/15/2042	(545,547)
		(14,908,519)
	TOTAL BONDS (Proceeds $16,674,284)	(17,132,899)

Number of Shares		Value

	COMMON STOCKS – (13.1)%
	CONSUMER DISCRETIONARY – (3.0)%
(1,070)	Advance Auto Parts, Inc.	(75,060)
(14,571)	Beazer Homes USA, Inc.*	(33,805)
(2,705)	Burberry Group PLC (United Kingdom)	(53,182)
(20,372)	Callaway Golf Co.	(111,842)
(1,680)	CBS Corp. - Class B	(56,213)
(500)	Charter Communications, Inc. - Class A*	(38,460)
(4,648)	Cinemark Holdings, Inc.	(108,670)
(2,200)	Daimler A.G. (Germany)	(110,198)
(3,860)	DR Horton, Inc.	(68,052)
(452)	Home Depot, Inc.	(23,585)
(11,848)	Interpublic Group of Cos., Inc.	(116,940)
(1,610)	Lamar Advertising Co. - Class A*	(48,863)
(10,500)	Leggett & Platt, Inc.	(243,390)
(7,648)	Lennar Corp. - Class A	(223,398)
(330)	Live Nation Entertainment, Inc.*	(2,944)
(7,929)	LKQ Corp.*	(280,132)
(5,630)	Lowe's Cos., Inc.	(142,833)
(983)	LVMH Moet Hennessy Louis Vuitton S.A. (France)	(148,223)
(2,470)	Macy's, Inc.	(88,525)
(19,379)	Maidenform Brands, Inc.*	(408,509)
(3,420)	Marriott International, Inc. - Class A	(124,556)
(3,341)	McDonald's Corp.	(298,552)
(9,956)	MGM Resorts International*	(94,781)
(9,570)	New York Times Co. - Class A*	(74,167)
(1,560)	NIKE, Inc. - Class B	(145,626)
(870)	O'Reilly Automotive, Inc.*	(74,594)
(21,117)	Regal Entertainment Group - Class A	(291,837)
(7,443)	Regis Corp.	(125,936)
(515)	Ryland Group, Inc.	(12,298)
(65,436)	Sirius XM Radio, Inc.*	(141,342)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	CONSUMER DISCRETIONARY (CONTINUED)
(2,987)	Sonic Automotive, Inc. - Class A	$(51,137)
(210)	Swatch Group A.G. (Switzerland)	(83,609)
(2,200)	Tiffany & Co.	(120,846)
(1,400)	Tim Hortons, Inc. (Canada)	(74,368)
(318)	Time Warner Cable, Inc.	(27,008)
(3,212)	Time Warner, Inc.	(125,653)
(1,680)	Viacom, Inc. - Class B	(78,473)
(9,634)	Virgin Media, Inc.	(263,779)
		(4,591,386)
	CONSUMER STAPLES – (0.4)%
(2,166)	Bunge Ltd.	(142,458)
(1,690)	CVS Caremark Corp.	(76,472)
(16,298)	Dole Food Co., Inc.*	(191,827)
(1,330)	JM Smucker Co.	(102,144)
(3,450)	Sysco Corp.	(101,396)
		(614,297)
	ENERGY – (0.9)%
(880)	Apache Corp.	(75,786)
(7,300)	Chesapeake Energy Corp.	(137,386)
(5,080)	Encana Corp. (Canada)	(113,030)
(5,070)	Energy XXI Bermuda Ltd. (Bermuda)	(158,083)
(5,966)	Goodrich Petroleum Corp.*	(69,206)
(1,400)	Helmerich & Payne, Inc.	(65,100)
(2,944)	Newpark Resources, Inc.*	(20,107)
(1,147)	Peabody Energy Corp.	(23,949)
(1,638)	Petroquest Energy, Inc.*	(9,025)
(40,441)	SandRidge Energy, Inc.*	(275,808)
(1,520)	Tidewater, Inc.	(73,826)
(13,207)	Western Refining, Inc.	(310,761)
		(1,332,067)
	FINANCIALS – (2.0)%
(868)	Affiliated Managers Group, Inc.*	(96,860)
(16,800)	Agile Property Holdings Ltd. (China)	(19,996)
(2,333)	Alexandria Real Estate Equities, Inc. - REIT	(171,429)
(5,949)	Amtrust Financial Services, Inc.	(177,221)
(7,828)	Annaly Capital Management, Inc. - REIT	(136,442)
(3,858)	Aspen Insurance Holdings Ltd. (Bermuda)	(110,879)
(17,994)	Bank of America Corp.	(132,076)
(600)	BlackRock, Inc.	(102,156)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	FINANCIALS (CONTINUED)
(12,000)	China Resources Land Ltd. (China)	$(24,357)
(7,397)	Citigroup, Inc.	(200,681)
(2,310)	CME Group, Inc.	(120,374)
(6,820)	CNO Financial Group, Inc.	(56,538)
(48,857)	Country Garden Holdings Co., Ltd. (China)*	(18,523)
(1,453)	DFC Global Corp.*	(27,854)
(3,810)	DuPont Fabros Technology, Inc. - REIT	(102,489)
(36,807)	Evergrande Real Estate Group Ltd. (China)	(17,182)
(8,799)	Forest City Enterprises, Inc. - Class A*	(124,154)
(3,614)	Health Care REIT, Inc. - REIT	(224,899)
(275)	Jefferies Group, Inc.	(3,449)
(5,947)	KeyCorp	(47,457)
(7,310)	KKR Financial Holdings LLC	(66,667)
(6,759)	Knight Capital Group, Inc. - Class A*	(69,820)
(19,040)	Longfor Properties Co., Ltd. (China)	(28,088)
(8,894)	MetLife, Inc.	(273,668)
(4,165)	National Financial Partners Corp.*	(61,850)
(1,870)	Northern Trust Corp.	(84,898)
(5,914)	Oriental Financial Group, Inc. (Puerto Rico)	(61,387)
(8,587)	PHH Corp.*	(139,195)
(16,000)	Shimao Property Holdings Ltd. (China)	(22,985)
(45,500)	Shui On Land Ltd. (China)	(18,776)
(3,351)	SLM Corp.	(53,583)
(70,504)	Synovus Financial Corp.	(133,958)
(4,523)	Wintrust Financial Corp.	(166,039)
(2,700)	Zions Bancorporation	(49,140)
		(3,145,070)
	HEALTH CARE – (0.8)%
(2,720)	Alere, Inc.*	(51,326)
(5,112)	Amarin Corp. PLC - ADR (Ireland)*	(59,862)
(1,320)	Becton, Dickinson and Co.	(99,937)
(2,692)	Brookdale Senior Living, Inc.*	(44,310)
(820)	C.R. Bard, Inc.	(79,753)
(2,523)	Cubist Pharmaceuticals, Inc.*	(108,640)
(6,647)	HealthSouth Corp.*	(148,893)
(175)	Illumina, Inc.*	(7,257)
(1,263)	LifePoint Hospitals, Inc.*	(48,146)
(2,630)	Masimo Corp.*	(58,912)
(1,099)	Medicines Co.*	(27,519)
(710)	Mettler-Toledo International, Inc.*	(109,908)
(4,021)	Omnicare, Inc.	(126,300)
(4,905)	Sunrise Senior Living, Inc.*	(32,765)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	HEALTH CARE (CONTINUED)
(2,750)	Varian Medical Systems, Inc.*	$(150,095)
(944)	Volcano Corp.*	(24,969)
		(1,178,592)
	INDUSTRIALS – (3.5)%
(1,926)	Air Lease Corp.*	(37,904)
(2,565)	C.H. Robinson Worldwide, Inc.	(135,560)
(2,822)	Cenveo, Inc.*	(5,334)
(8,866)	Chart Industries, Inc.*	(575,049)
(9,112)	Clean Harbors, Inc.*	(551,641)
(18,125)	Copart, Inc.*	(430,650)
(6,714)	Covanta Holding Corp.	(115,347)
(4,738)	Donaldson Co., Inc.	(161,708)
(25,982)	DryShips, Inc. (Greece)*	(57,420)
(8,041)	General Cable Corp.*	(210,111)
(1,580)	General Dynamics Corp.	(100,235)
(7,136)	Graco, Inc.	(327,400)
(773)	Greenbrier Cos., Inc.*	(12,600)
(11,971)	Hawaiian Holdings, Inc.*	(76,255)
(1,840)	Illinois Tool Works, Inc.	(99,986)
(5,287)	JetBlue Airways Corp.*	(29,131)
(1,030)	Kansas City Southern	(74,984)
(6,627)	Middleby Corp.*	(648,916)
(31,315)	Mobile Mini, Inc.*	(448,431)
(712)	Navistar International Corp.*	(17,515)
(3,730)	PACCAR, Inc.	(149,237)
(1,250)	Parker Hannifin Corp.	(100,400)
(770)	Rockwell Automation, Inc.	(51,867)
(3,000)	Rockwell Collins, Inc.	(151,710)
(6,053)	Swift Transportation Co.*	(50,240)
(1,021)	Titan International, Inc.	(21,104)
(3,814)	United Continental Holdings, Inc.*	(72,046)
(1,561)	United Technologies Corp.	(116,201)
(19,683)	UTi Worldwide, Inc.	(260,800)
(6,226)	WESCO International, Inc.*	(346,850)
		(5,436,632)
	INFORMATION TECHNOLOGY – (2.0)%
(115)	AOL, Inc.*	(3,664)
(2,150)	CA, Inc.	(51,751)
(5,746)	Cadence Design Systems, Inc.*	(70,216)
(2,610)	Check Point Software Technologies Ltd. (Israel)*	(126,768)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	COMMON STOCKS (CONTINUED)
	INFORMATION TECHNOLOGY (CONTINUED)
(2,222)	Ciena Corp.*	$(35,619)
(2,184)	Electronic Arts, Inc.*	(24,068)
(14,964)	FARO Technologies, Inc.*	(643,901)
(20,079)	Integrated Device Technology, Inc.*	(101,198)
(4,774)	Lam Research Corp.*	(164,273)
(360)	Mastercard, Inc. - Class A	(157,165)
(11,466)	Microchip Technology, Inc.	(382,735)
(23,540)	Micron Technology, Inc.*	(146,183)
(3,100)	Molex, Inc.	(77,872)
(1,140)	NetEase, Inc. - ADR (China)*	(60,203)
(7,630)	Sapient Corp.	(75,995)
(1,592)	Take-Two Interactive Software, Inc.*	(13,978)
(1,980)	Tech Data Corp.*	(99,198)
(15,750)	Telefonaktiebolaget LM Ericsson - ADR (Sweden)	(145,688)
(6,129)	Unisys Corp.*	(119,086)
(6,433)	VeriSign, Inc.*	(285,754)
(2,060)	Vishay Intertechnology, Inc.*	(20,332)
(2,330)	VistaPrint N.V. (Netherlands)*	(80,385)
(657)	WebMD Health Corp.*	(9,664)
(1,920)	Western Digital Corp.*	(76,358)
(2,700)	Yelp, Inc.*	(53,892)
(3,064)	Zebra Technologies Corp. - Class A*	(105,831)
		(3,131,777)
	MATERIALS – (0.3)%
(6,655)	A. Schulman, Inc.	(145,478)
(2,332)	AngloGold Ashanti Ltd. - ADR (South Africa)	(79,311)
(6,389)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(44,467)
(2,613)	Horsehead Holding Corp.*	(23,595)
(4,184)	Huntsman Corp.	(52,928)
(1,251)	Kaiser Aluminum Corp.	(68,230)
(67)	Royal Gold, Inc.	(5,071)
(2,112)	Sterlite Industries India Ltd. - ADR (India)	(16,220)
(15,068)	Thompson Creek Metals Co., Inc.*	(42,341)
		(477,641)
	TELECOMMUNICATION SERVICES – (0.2)%
(156)	Level 3 Communications, Inc.*	(3,006)
(6,310)	SBA Communications Corp. - Class A*	(372,669)
		(375,675)
	TOTAL COMMON STOCKS (Proceeds $20,080,126)	(20,283,137)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (CONTINUED)
	EXCHANGE-TRADED FUNDS – (3.5)%
(2,834)	Consumer Discretionary Select Sector SPDR Fund - ETF	$(123,392)
(4,271)	Consumer Staples Select Sector SPDR Fund - ETF	(152,176)
(3,432)	Health Care Select Sector SPDR Fund - ETF	(131,754)
(902)	Industrial Select Sector SPDR Fund - ETF	(32,301)
(303)	iShares Dow Jones Transportation Average Index Fund - ETF	(27,534)
(2,623)	iShares MSCI Mexico Investable Market Index Fund - ETF	(163,072)
(3,900)	Market Vectors Semiconductor ETF - ETF*	(125,736)
(4,438)	Materials Select Sector SPDR Fund - ETF	(154,620)
(26,852)	SPDR S&P 500 ETF Trust - ETF	(3,697,789)
(1,142)	SPDR S&P MidCap 400 ETF Trust - ETF	(195,579)
(3,074)	SPDR S&P Retail ETF - ETF	(181,704)
(14,116)	Technology Select Sector SPDR Fund - ETF	(413,034)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,320,373)	(5,398,691)

Number of Contracts		Value

	WRITTEN OPTION CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
(20)	Polaris Industries, Inc. Exercise Price: $80.00, Expiration Date: August 18, 2012	(1,300)
(20)	Silicon Motion Technology Corp. Exercise Price: $15.00, Expiration Date: August 18, 2012	(2,100)
(10)	Tempur-Pedic International, Inc. Exercise Price: $28.00, Expiration Date: December 22, 2012	(4,450)
(30)	United Rentals, Inc. Exercise Price: $33.00, Expiration Date: August 18, 2012	(1,050)
		(8,900)
	TOTAL CALL OPTIONS (Proceeds $6,046)	(8,900)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	SPDR S&P 500 ETF Trust - ETF
(200)	Exercise Price: $118.00, Expiration Date: September 22, 2012	(7,600)
(200)	Exercise Price: $115.00, Expiration Date: September 22, 2012	(5,600)
(100)	Exercise Price: $105.00, Expiration Date: September 22, 2012	(1,000)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (CONTINUED)
	WRITTEN OPTION CONTRACTS (CONTINUED)
	PUT OPTIONS (CONTINUED)
	EQUITY (CONTINUED)
(200)	Exercise Price: $100.00, Expiration Date: September 22, 2012	$(1,400)
		(15,600)
	TOTAL PUT OPTIONS (Proceeds $88,205)	(15,600)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $94,251)	(24,500)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – (0.3)%
	REPURCHASE AGREEMENTS – (0.3)%
€(424,604)	Agreement with J.P. Morgan 0.000%, 8/2/2012 Collateral received on Belgium Government Bond 4.250%, 9/28/2021. Buy/Sell Back Transaction. Repurchase proceeds are €424,563.	(522,436)
		(522,436)
	TOTAL SECURITIES SOLD SHORT (Proceeds $42,685,226)	$(43,361,663)

ADR – American Depository Receipt
ARS – Argentinean Peso
CHF – Swiss Franc
GDR – Global Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
€ – Euro

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Convertible security.
5	Security is in default.
6	Illiquid security.
7
All or a portion of this security is segregated as collateral for securities sold short.  The aggregate value of segregated securities is $16,625,389.  Cash is held to cover the remaining amount of securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Exchange	Purchased	Date	July 31, 2012	(Depreciation)
Australian Dollar	AUD per USD	680,000	$ 703,680	$ 711,301	$ 7,621
British Pound	GBP per USD	7,687,821	11,974,600	12,052,955	78,355
Czech Republic Koruna	CZK per USD	28,320,000	1,361,170	1,375,757	14,587
Euro	EUR per USD	13,034,923	16,063,161	16,048,174	(14,987)
Hungarian Forint	HUF per USD	166,120,000	685,693	720,170	34,477
Japanese Yen	JPY per USD	619,781,813	7,826,663	7,937,685	111,022
Polish Zloty	PLN per USD	1,800,000	526,432	535,495	9,063
Singapore Dollar	SGD per USD	210,000	168,786	168,761	(25)
South Korean Won	KRW per USD	350,005,868	305,698	309,568	3,870
			39,615,883	39,859,866	243,983

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Exchange	Sold	Date	July 31, 2012	(Depreciation)
Australian Dollar	AUD per USD	(809,600)	(847,368)	(849,690)	(2,322)
Brazilian Real	BRL per USD	(540,000)	(261,760)	(261,033)	727
British Pound	GBP per USD	(7,254,086)	(11,285,919)	(11,372,945)	(87,026)
Chilean Peso	CLP per USD	(152,066,081)	(300,585)	(313,596)	(13,011)
Columbian Peso	COP per USD	(1,902,281,517)	(1,055,890)	(1,056,178)	(288)
Czech Republic Koruna	CZK per USD	(21,240,000)	(1,029,782)	(1,031,818)	(2,036)
Euro	EUR per USD	(15,605,395)	(19,359,137)	(19,213,117)	146,020
Hungarian Forint	HUF per USD	(249,180,000)	(1,058,007)	(1,080,255)	(22,248)
Japanese Yen	JPY per USD	(725,177,300)	(9,160,647)	(9,287,509)	(126,862)
Mexican Peso	MXN per USD	(2,260,000)	(169,176)	(169,101)	75
South Korean Won	KRW per USD	(701,100,000)	(600,000)	(620,100)	(20,100)
Swiss Franc	CHF per USD	(2,604,690)	(2,640,515)	(2,671,869)	(31,354)
Taiwan Dollar	TWD per USD	(25,639,300)	(857,072)	(854,973)	2,099
Ukraine Hryvnia	UAH per USD	(1,828,384)	(214,473)	(218,808)	(4,335)
			(48,840,331)	(49,000,992)	(160,661)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			(9,224,448)	(9,141,126)	83,322

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
PLN - Polish Zloty
SGD - Singapore Dollar
TWD - Taiwan Dollar
UAH - Ukraine Hryvnia

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
Australia Government Bond
6.500%, 5/15/2013	Pay	1.00%	9/20/16		$6,000,000	$(85,618)	$(53,989)
6.500%, 5/15/2013	Pay	1.00	12/20/16		5,950,000	(74,277)	(56,071)
Avon Products, Inc.
6.500%, 3/1/2019	Pay	1.00	9/20/17		615,000	68,957	28,044
Bank of America Corp.
5.650%, 5/1/2018	Receive	1.00	6/20/17		1,619,270	(139,155)	38,208
BBVA Senior Finance SAU
4.875%, 1/23/2014	Pay	3.00	9/20/17		€600,000	49,082	(15,159)
Belgium Government Bond
4.250%, 9/28/2014	Pay	1.00	9/20/17		$1,116,558	48,799	(7,528)
Best Buy Co, Inc.
5.500%, 3/15/2021	Pay	1.00	9/20/17		944,000	235,115	46,387
Brazilian Government International Bond
12.250%, 3/6/2030	Pay	1.00	6/20/17		3,720,838	32,268	14,550
12.250%, 3/6/2030	Pay	1.00	9/20/17		4,500,000	127,210	(57,400)
Commonwealth Bank of Australia
4.375%, 2/17/2014	Pay	1.00	3/20/17		175,000	(2,572)	(1,029)
4.375%, 2/17/2014	Pay	1.00	9/20/17		2,900,000	(20,485)	(31,410)
JC Penney Corp., Inc.
6.375%, 10/15/2036	Pay	1.00	9/20/17		778,200	195,540	21,873
Jones Group, Inc.
5.13%, 11/15/2014	Pay	1.00	6/20/16		312,800	35,418	432
Kazakhstan Government International Bond
11.125%, 5/11/2007	Pay	1.00	9/20/17		846,689	71,891	(27,151)
Markit CDX.NA
High Yield Series 16 Index	Receive	5.00	6/20/16		4,800,000	(480,125)	521,565
High Yield Series 17 Index	Receive	5.00	12/20/16		4,800,000	(131,275)	73,685
High Yield Series 18 Index	Receive	5.00	6/20/17		4,455,000	(251,578)	139,323
High Yield Series 18 Index	Pay	5.00	6/20/17		893,320	41,830	(19,320)
Markit iTraxx Europe
Series 9 Version 1 Index	Pay	0.25	6/20/15		€1,841,178	(116,922)	119,170
Markit iTraxx Europe Crossover
Series 17 Version 1 Index	Receive	5.00	6/20/17		537,831	(36,460)	6,735
Netherlands Government Bond
3.250%, 7/15/2015	Pay	0.25	9/20/17		$3,248,327	118,668	(27,304)
3.250%, 7/15/2015	Pay	0.25	12/20/17		844,000	40,335	(14,457)
Philippine Government International Bond
10.63%, 3/16/2025	Pay	1.00	6/20/16		294,525	4,698	(5,387)
Poland Government International Bond
5.250%, 1/15/2014	Pay	1.00	9/20/17		300,000	9,304	(324)
5.250%, 1/15/2014	Pay	1.00	12/20/17		1,386,469	71,778	(24,325)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

SWAP CONTRACTS (Continued)
CREDIT DEFAULT SWAPS (Continued)

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan (Continued)
Republic of Korea
4.875%, 9/22/2014	Pay	1.00%	6/20/17		$2,708,415	21,130	(9,541)
4.875%, 9/22/2014	Pay	1.00	9/20/17		3,085,000	38,211	(15,803)
4.875%, 9/22/2014	Pay	1.00	12/20/17		5,621,000	143,778	(89,437)
South Africa Government International Bond
6.500%, 6/2/2014	Pay	1.00	9/20/17		2,682,607	50,494	(10,734)
6.500%, 6/2/2014	Pay	1.00	12/20/17		3,790,000	168,186	(100,550)
Spain Government Bond
5.500%, 7/30/2014	Receive	1.00	9/20/17		600,000	(114,028)	6,186
Turkey Government International Bond
11.875%, 1/15/2030	Pay	1.00	9/20/17		594,660	50,086	(25,674)
United Kingdom Gilt
4.250%, 6/7/2032	Pay	1.00	9/20/17		791,000	(16,273)	(2,538)
4.250%, 6/7/2032	Pay	1.00	12/20/17		8,348,130	(143,086)	(52,613)
4.250%, 6/7/2032	Pay	1.00	6/20/21		500,000	(8,904)	(346)
4.250%, 6/7/2032	Pay	1.00	9/20/21		1,060,000	(10,210)	(9,015)
4.250%, 6/7/2032	Pay	1.00	12/20/21		470,000	(3,746)	(4,611)

TOTAL CREDIT DEFAULT SWAPS						$(11,936)	$354,442

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

INTEREST RATE SWAPS

	Pay/					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Floating Rate Index	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
28-Day-MXN-TIIE-Banxico	Receive	0.00%	9/12/17	MXN	48,600,000	$-	$(75,380)
3-Month ZAR-JIBAR-SAFEX	Receive	0.00	9/18/17	ZAR	9,720,000	-	(38,440)
6-Month HUF-BUBOR-Reuters	Receive	0.00	9/18/22	HUF	157,000,000	-	(9,787)
6-Month JPY-LIBOR	Receive	0.00	10/12/17	JPY	431,200,000	-	(4,346)
6-Month JPY-LIBOR	Receive	0.00	10/12/17	JPY	1,482,250,000	-	(13,999)
6-Month PLN-WIBOR-WIBO	Receive	0.00	8/16/22	PLN	3,310,000	-	(45,020)
1-Year BRL-CDI	Pay	0.23	1/2/13	BRL	11,716,583	-	(35,247)
10-Year CPURNSA	Receive	2.57	10/18/21		$214,000	-	(430)
TOTAL INTEREST RATE SWAPS						$-	$(222,649)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

SWAPTIONS
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty/		Buy/Sell	Exercise	Expiration		Notional		Market
Description		Protection	Price	Date		Amount	Premium	Value
J.P. Morgan
OTC CDX.NA.HY - 18
Call - 5 Year Index		Sell	$98	8/15/12		$(5,000,000)	$(29,700)	$(13,093)
Call - 5 Year Index		Sell	95	8/15/12		(2,000,000)	(13,860)	(12,498)
Put - 5 Year Index		Buy	95	8/15/12		5,000,000	34,650	10,745
Put - 5 Year Index		Buy	93	8/15/12		2,000,000	13,365	930
Put - 5 Year Index		Sell	92	9/19/12		(5,000,000)	(33,412)	(16,847)
TOTAL CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES							$(28,957)	$(30,763)

CROSS-CURRENCY INTEREST RATE SWAPTIONS
	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 5-Year					TRY	3,800,000
3-Month USD-LIBOR-BBA		Receive	7.10%	12/14/12		$2,021,277	$75,697	$7,500
TOTAL CROSS-CURRENCY INTEREST RATE SWAPTIONS							$75,697	$7,500

INTEREST RATE SWAPTIONS
	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Call - OTC 2-Year	6-Month PLN-WIBOR-WIBO	Receive	4.74%	12/3/12	PLN	73,000	$16,392	$901
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.30	5/28/13	KRW	2,000,000,000	48,059	1,813
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.18	7/22/13	KRW	1,050,000,000	26,375	1,658
Call - OTC 10-Year	KRW-CD-KSDA-Bloomberg	Receive	4.25	10/28/13	KRW	9,212,000,000	113,000	19,065
Put - OTC 3-Year	3-Month USD-LIBOR-BBA	Receive	2.00	10/29/12		$5,000,000	18,500	27
Put - OTC 3-Year	3-Month USD-LIBOR-BBA	Recieve	3.00	10/29/13		5,000,000	32,500	1,862
Put - OTC 4-Year	6-Month JPY-LIBOR-BBA	Pay	0.30	9/13/12	JPY	1,288,300,000	17,265	9,848
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		$100,000	4,260	922
TOTAL INTEREST RATE SWAPTIONS							$276,351	$36,096

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

INFLATION CAP OPTION

Counterparty/	Exercise	Strike	Expiration	Notional	Premium	Market
Description	Index	Index	Date	Amount	Paid	Value
J.P. Morgan
Cap - OTC CPURNSA Index	Maximum of (Inflation Adjustment - 1.05) or 0	225.922	10/18/21	$1,320,000	$58,080	$46,309
TOTAL INFLATION CAP OPTION					$58,080	$46,309

FOREIGN CURRENCY OPTIONS

Counterparty/	Exercise	Expiration		Notional	Premium	Market
Description	Price	Date		Amount	Paid	Value
J.P. Morgan
Call - OTC AUD versus USD	$1.039	8/9/12	AUD	1,518,000	$12,697	$22,341
Call - OTC EUR versus USD	1.28	8/2/12		€2,000,000	14,200	–
Call - OTC USD versus CAD	1.0315	8/24/12		$1,350,000	19,035	1,305
Call - OTC USD versus CNY	7	11/29/12		18,090,000	220,321	14,838
Call - OTC USD versus JPY	90	8/1/14		1,170,000	36,709	20,736
Call - OTC USD versus JPY	100	3/2/15		550,000	15,194	6,071
Call - OTC USD versus JPY	100	2/15/16		2,930,000	101,210	49,801
Put - OTC AUD versus USD	1.006	9/13/12	AUD	4,779,500	89,256	17,823
Put - OTC EUR versus USD	1.2513	9/11/12		€1,084,000	33,442	31,508
TOTAL FOREIGN CURRENCY OPTIONS					$542,064	$164,423

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
HUF - Hungarian Forint
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
PLN - Polish Zloty
TRY - Turkish Lira
ZAR - South African Rand
€ – Euro

See accompanying Notes to Schedule of Investments.

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

(“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities are less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Daylight Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period May 1, 2012 through July 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Outstanding at May 1,2012	1,903	$200,896
Options written	7,504	557,644
Options terminated in closing purchasing transactions	(4,421)	(406,346)
Options expired	(3,798)	(223,606)
Options exercised	(408)	(34,337)
Outstanding at July 31, 2012	780	$94,251

Transactions in swaptions written for the period May 1, 2012 through July 31, 2012 were as follows:

	Notional Value of Contracts	Premiums Received
Outstanding at May 1,2012	17,000,000	$81,500
Swaptions written	35,000,000	211,822
Swaptions terminated in closing purchasing transactions	(16,000,000)	(85,500)
Swaptions expired	(19,000,000)	(93,725)
Swaptions exercised	(5,000,000)	(37,125)
Outstanding at July 31, 2012	12,000,000	$76,972

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at July 31, 2012:
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	JPN 10Y Bond	September, 2012	$(17,920)
(3)	US 10Y Note (CBT)	September, 2012	(570)
			$(18,490)

(h) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Note 3 – Federal Income Taxes
At July 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$101,706,177

Proceeds from securities sold short	$(42,085,432)

Unrealized appreciation	$4,418,634
Unrealized (depreciation)	(4,489,657)
Net unrealized depreciation on investments and securities sold short	$(71,023)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 31	Total
Bank Loans	$-	$2,702,395	$-	$2,702,395
Bonds
Asset-Backed Securities	-	11,781,550	-	11,781,550
Corporate	-	38,670,057	-	38,670,057
Government	-	773,095	-	773,095
Common Stocks
Consumer Discretionary	3,557,762	-	-	3,557,762
Consumer Staples	435,871	-	-	435,871
Energy	3,182,897	-	-	3,182,897
Financials	2,506,795	-	-	2,506,795
Health Care	1,618,323	-	-	1,618,323

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Assets (Continued)	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Industrials	$7,656,341	$-	$-	$7,656,341
Information Technology	7,474,785	-	-	7,474,785
Materials	271,588	-	-	271,588
Telecommunication Services	333,224	15,595	-	348,819
Preferred Stocks
Consumer Discretionary	-	593,126	-	593,126
Consumer Staples	-	319,978	-	319,978
Energy	-	1,027,188	-	1,027,188
Financials	763,667	2,427,255	-	3,190,922
Health Care	-	678,448	-	678,448
Industrials	205,883	315,432	-	521,315
Information Technology	-	152,237	-	152,237
Materials	80,550	-	-	80,550
Exchange Traded Funds	12,645,550	-	-	12,645,550
Purchased Call Options	106,948	-	-	106,948
Purchased Put Options	135,975	-	-	135,975
Repurchase Agreements	-	2,478,206	-	2,478,206
Total	$40,976,159	$61,934,562	$-	$102,910,721

Liabilities	Level 1	Level 2	Level 3	Total
Bonds
Corporate	$-	$456,885	$-	$456,885
Government	-	1,767,495	-	1,767,495
U.S. Treasury Securities	-	14,908,519	-	14,908,519
Common Stocks
Consumer Discretionary	4,591,386	-	-	4,591,386
Consumer Staples	614,297	-	-	614,297
Energy	1,332,067	-	-	1,332,067
Financials	3,145,070	-	-	3,145,070
Health Care	1,178,592	-	-	1,178,592
Industrials	5,436,632	-	-	5,436,632
Information Technology	3,131,777	-	-	3,131,777
Materials	477,641	-	-	477,641
Telecommunication Services	375,675	-	-	375,675
Exchange Traded Funds	5,398,691	-	-	5,398,691
Written Call Options	8,900	-	-	8,900
Written Put Options	15,600	-	-	15,600
Reverse Repurchase Agreements	-	522,436	-	522,436
Total	$25,706,328	$17,655,335	$-	$43,361,663

Palmer Square Absolute Return Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$-	$354,442	$-	$354,442
Interest Rate Swaps	-	(222,649)	-	(222,649)
Credit Default Swaptions on Credit Indices	-	(30,763)	-	(30,763)
Cross-Currency Interest Rate Swaptions	-	7,500	-	7,500
Interest Rate Swaptions	-	36,096	-	36,096
Inflation Cap	-	46,309	-	46,309
Foreign Currency Options	-	164,423	-	164,423
Foreign Currency Contracts	-	83,322	-	83,322
Futures Contracts	(18,490)	-	-	(18,490)
Total	$(18,490)	$438,680	$-	$420,190

1	The Fund did not hold any Level 3 securities at period end.
*
Other financial instruments are derivative instruments, such as futures contracts, forward contracts and swaps contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of transfers between Levels from April 30, 2012 to July 31, 2012, represented by recognizing the July 31, 2012 market value of securities previously classified as Level 2 as of April 30, 2012 that transferred hierarchies to Level 1 as of July 31, 2012:

Transfers into Level 1	$119,117
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$119,117

Transfers into Level 2	$-
Transfers out of Level 2	(119,117)
Net transfers in (out) of Level 2	$(119,117)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	9/27/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/12